Long-term debt (Tables)	12 Months Ended
Dec. 31, 2020
Long-term debt
Schedule of the long-term debt

	2020	2019
	$	$

CIBC loan	—	9,135
Less: Current portion	—	3,961
Long-term portion	—	5,174

Schedule of changes during the period for long-term debt

	2020	2019
	$	$

Balance - Beginning of period	9,135	8,764
Interest and accretion expense	472	940
Foreign exchange	(290)	440
Repayment	(9,317)	(1,009)
Balance - End of period	—	9,135
Less: Current portion	—	3,961
Long-term portion	—	5,174

Schedule of variables used to determine the fair value of purchase warrants issued for borrowings

	2020		2019

Share price	$20.56		$11.55
Volatility	63%		54%
Expected life of warrants	2.6	years	3.6	years
Risk free interest rate	0.20%		1.68%
Dividend yield	—		—